Fair Value Measurements - Financial instruments not carried at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deposit liabilities	$ 1,170,595	$ 1,168,376		$ 1,245,367
Notes payable and debt	2,653,895	2,644,970	[1]	1,662,580	[1]
Carrying Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial Assets	141,459	141,329		354,382
Deposit liabilities	1,171,655	1,168,376		1,245,367
Notes payable and debt	2,645,647	2,644,970		1,662,580
Financial Liabilities	3,817,302	3,813,346		2,907,947
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial Assets	153,844	154,065		371,625
Deposit liabilities	1,478,856	1,436,210		1,543,761
Notes payable and debt	2,815,562	2,805,152		1,897,854
Financial Liabilities	$ 4,294,418	$ 4,241,362		$ 3,441,615

[1]	"In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.